Schedule of goodwill, net (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisition				$ 664
Goodwill impairment				(664)
Total goodwill net